Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance, beginning of the period at Oct. 31, 2022			$ 225,982		$ 1,612	$ 109,335	$ 99
Statement Line Items [Line Items]
Purchased and cancelled during the period	$ (12,600)		(10,749)			(1,800)
Stock-based compensation (note 9)					535
Adjustment for purchased and cancelled common shares						(1,809)
Net income (loss)	19,680					19,680
Dividends paid on common and preferred shares						(1,808)
Other comprehensive income (loss)							(5)
Balance, end of the period at Apr. 30, 2023	356,519	$ 228,880	215,233	$ 13,647	2,147	125,398	94
Balance, beginning of the period at Jan. 31, 2023			218,865		1,955	116,638	72
Statement Line Items [Line Items]
Purchased and cancelled during the period	(4,200)		(3,632)			(600)
Stock-based compensation (note 9)					192
Adjustment for purchased and cancelled common shares						(605)
Net income (loss)	10,263					10,263
Dividends paid on common and preferred shares						(898)
Other comprehensive income (loss)							22
Balance, end of the period at Apr. 30, 2023	356,519	228,880	215,233	13,647	2,147	125,398	94
Balance, beginning of the period at Oct. 31, 2023	377,158		214,824		2,513	146,043	131
Statement Line Items [Line Items]
Purchased and cancelled during the period			0
Stock-based compensation (note 9)					204
Adjustment for purchased and cancelled common shares						0
Net income (loss)	24,527					24,527
Dividends paid on common and preferred shares						(1,794)
Other comprehensive income (loss)							8
Balance, end of the period at Apr. 30, 2024	400,103	228,471	214,824	13,647	2,717	168,776	139
Balance, beginning of the period at Jan. 31, 2024			214,824		2,645	157,845	73
Statement Line Items [Line Items]
Purchased and cancelled during the period			0
Stock-based compensation (note 9)					72
Adjustment for purchased and cancelled common shares						0
Net income (loss)	11,828					11,828
Dividends paid on common and preferred shares						(897)
Other comprehensive income (loss)							66
Balance, end of the period at Apr. 30, 2024	$ 400,103	$ 228,471	$ 214,824	$ 13,647	$ 2,717	$ 168,776	$ 139